Intangible assets (Tables)	9 Months Ended
Sep. 30, 2023
Intangible assets
Schedule of intangibles and their amortizations

	Licenses
	and	Other	Concessions
	software	intangibles	and rights	Easements (1)	Total
Cost
Balance as of December 31, 2022	1,512,614	1,282,751	17,568,081	1,637,445	22,000,891
Additions	143,933	5,370	312,969	14,141	476,413
Disposals	(14,496)	—	—	(500)	(14,996)
Foreign currency translation	(71,146)	(216,913)	(3,254,069)	(86,880)	(3,629,008)
Transfers	23,776	(2,185)	81,746	15,402	118,739
Balance as of September 30, 2023 (Unaudited)	1,594,681	1,069,023	14,708,727	1,579,608	18,952,039
Accumulated amortization
Balance as of December 31, 2022	(884,160)	(446,646)	(2,394,082)	(129,398)	(3,854,286)
Amortization of the period	(135,437)	(19,317)	(523,927)	(5,563)	(684,244)
Disposals	13,730	—	—	(104)	13,626
Foreign currency translation	50,966	141,315	936,848	3,897	1,133,026
Transfers	141	34	—	(175)	—
Balance as of September 30, 2023 (Unaudited)	(954,760)	(324,614)	(1,981,161)	(131,343)	(3,391,878)
Balance as of December 31, 2022	628,454	836,105	15,173,999	1,508,047	18,146,605
Balance as of September 30, 2023 (Unaudited)	639,921	744,409	12,727,566	1,448,265	15,560,161